Consolidated condensed cash flows statements - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Consolidated condensed cash flows statements [Abstract]
Loss for the period	$ (5,386)	$ (5,973)
Financial expense and non-monetary adjustments	138,771	171,121
Loss for the period adjusted by non-monetary items	133,385	165,148
Changes in working capital	(41,064)	(93,263)
Net interest and income tax paid	(26,738)	(30,179)
Net cash provided by operating activities	65,583	41,706
Business combinations and investments in entities under the equity method	(62,759)	(2,496)
Investments in operating concessional assets	(2,391)	(7,630)
Investments in assets under development or construction	(21,597)	(7,019)
Distributions from entities under the equity method	14,922	12,401
Net divestment in other non-current financial assets	1,176	5,613
Net cash (used in)/ provided by investing activities	(70,649)	869
Proceeds from project debt	1,216	213,884
Proceeds from corporate debt	114,694	65,078
Repayment of project debt	(26,095)	(244,427)
Repayment of corporate debt	(19,875)	(18,971)
Dividends paid to Company's shareholders	(51,691)	(51,688)
Dividends paid to non-controlling interests	(5,558)	(6,011)
Net cash provided by/ (used in) financing activities	12,691	(42,135)
Net increase in cash and cash equivalents	7,625	440
Cash and cash equivalents at the beginning of the period	448,301	600,990
Translation differences in cash and cash equivalents	(3,797)	1,426
Cash and cash equivalents at the end of the period	$ 452,129	$ 602,856